PORTFOLIO OF INVESTMENTS – as of March 31, 2020 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 96.6% of Net Assets
	Banks – 7.5%
47,400	Atlantic Union Bankshares Corp.	$1,038,060
27,300	Enterprise Financial Services Corp.	761,943
34,800	First Bancorp	803,184
60,800	First Financial Bancorp	906,528
38,025	First Merchants Corp.	1,007,282
61,050	United Community Banks, Inc.	1,117,826

		5,634,823

	Biotechnology – 0.7%
9,438	Emergent BioSolutions, Inc.(a)	546,083

	Building Products – 1.1%
64,900	Builders FirstSource, Inc.(a)	793,727

	Capital Markets – 3.6%
4,900	Artisan Partners Asset Management, Inc., Class A	105,301
23,275	LPL Financial Holdings, Inc.	1,266,858
11,000	Moelis & Co., Class A	309,100
48,625	Virtu Financial, Inc., Class A	1,012,373

		2,693,632

	Chemicals – 3.3%
227,925	Element Solutions, Inc.(a)	1,905,453
37,700	Huntsman Corp.	544,011

		2,449,464

	Commercial Services & Supplies – 2.8%
38,450	Brady Corp., Class A	1,735,248
2,500	UniFirst Corp.	377,725

		2,112,973

	Communications Equipment – 0.9%
9,475	Lumentum Holdings, Inc.(a)	698,308

	Consumer Finance – 1.8%
18,375	FirstCash, Inc.	1,318,223

	Diversified Consumer Services – 0.9%
26,418	Adtalem Global Education, Inc.(a)	707,738

	Electronic Equipment, Instruments & Components – 4.7%
30,580	Fabrinet(a)	1,668,445
44,250	Insight Enterprises, Inc.(a)	1,864,252

		3,532,697

	Food & Staples Retailing – 0.8%
25,350	Performance Food Group Co.(a)	626,652

	Gas Utilities – 5.2%
29,700	Southwest Gas Holdings, Inc.	2,065,932

Shares	Description	Value (†)
Common Stocks – continued
	Gas Utilities – continued
25,125	Spire, Inc.	$1,871,310

		3,937,242

	Health Care Equipment & Supplies – 3.5%
13,800	Globus Medical, Inc., Class A(a)	586,914
36,850	Integra LifeSciences Holdings Corp.(a)	1,646,090
31,028	Lantheus Holdings, Inc.(a)	395,917

		2,628,921

	Health Care Providers & Services – 1.1%
14,375	AMN Healthcare Services, Inc.(a)	831,019

	Hotels, Restaurants & Leisure – 0.3%
23,525	Scientific Games Corp., Class A(a)	228,193

	Household Durables – 1.0%
31,100	MDC Holdings, Inc.	721,520

	Insurance – 7.2%
9,175	First American Financial Corp.	389,112
20,000	Hanover Insurance Group, Inc. (The)	1,811,600
107,100	Old Republic International Corp.	1,633,275
31,775	Selective Insurance Group, Inc.	1,579,217

		5,413,204

	IT Services – 5.0%
9,000	CACI International, Inc., Class A(a)	1,900,350
16,675	Science Applications International Corp.	1,244,455
41,325	Switch, Inc., Class A	596,320

		3,741,125

	Life Sciences Tools & Services – 3.8%
26,075	Bruker Corp.	935,049
23,300	PRA Health Sciences, Inc.(a)	1,934,832

		2,869,881

	Machinery – 7.5%
12,525	Alamo Group, Inc.	1,111,969
12,325	Albany International Corp., Class A	583,342
26,525	Federal Signal Corp.	723,602
20,275	Franklin Electric Co., Inc.	955,561
48,700	Trinity Industries, Inc.	782,609
17,075	Watts Water Technologies, Inc., Series A	1,445,399

		5,602,482

	Media – 3.1%
51,375	Gray Television, Inc.(a)	551,768
10,950	Nexstar Media Group, Inc., Class A	632,143
27,825	Sinclair Broadcast Group, Inc., Class A	447,426
62,750	TEGNA, Inc.	681,465

		2,312,802

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 0.8%
265,850	Kosmos Energy Ltd.	$238,095
66,200	Parsley Energy, Inc., Class A	379,326

		617,421

	Professional Services – 1.1%
24,175	ASGN, Inc.(a)	853,861

	Real Estate Management & Development – 1.6%
80,375	Cushman & Wakefield PLC(a)	943,603
8,650	Marcus & Millichap, Inc.(a)	234,415

		1,178,018

	REITs - Health Care – 2.2%
22,343	Community Healthcare Trust, Inc.	855,290
56,940	Physicians Realty Trust	793,744

		1,649,034

	REITs - Storage – 0.4%
11,025	National Storage Affiliates Trust	326,340

	REITs - Warehouse/Industrials – 1.8%
58,500	STAG Industrial, Inc.	1,317,420

	Road & Rail – 3.6%
20,500	Landstar System, Inc.	1,965,130
9,675	Saia, Inc.(a)	711,499

		2,676,629

	Semiconductors & Semiconductor Equipment – 13.9%
24,500	Cabot Microelectronics Corp.	2,796,430
49,500	Entegris, Inc.	2,216,115
27,125	Lattice Semiconductor Corp.(a)	483,368
18,550	MKS Instruments, Inc.	1,510,897
41,200	Nova Measuring Instruments Ltd.(a)	1,345,180
7,475	Onto Innovation, Inc.(a)	221,783
77,450	Rambus, Inc.(a)	859,695
1,025	Silicon Laboratories, Inc.(a)	87,545
56,900	Tower Semiconductor Ltd.(a)	905,848

		10,426,861

	Software – 0.7%
5,775	CyberArk Software Ltd.(a)	494,109

	Specialty Retail – 0.4%
7,350	Group 1 Automotive, Inc.	325,311

	Thrifts & Mortgage Finance – 1.6%
183,675	MGIC Investment Corp.	1,166,336

	Trading Companies & Distributors – 2.7%
17,350	GATX Corp.	1,085,416

Shares	Description	Value (†)
Common Stocks – continued
	Trading Companies & Distributors – continued
28,350	Rush Enterprises, Inc., Class A	$904,932

		1,990,348

	Total Common Stocks (Identified Cost $90,792,269)	72,422,397

Principal Amount
Short-Term Investments – 3.7%
$2,816,668	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $2,816,668 on 4/01/2020 collateralized by $2,700,000 U.S.Treasury Note 2.500% due 3/31/2023 valued at $2,878,138 including accrued interest(b) (Identified Cost $2,816,668)	2,816,668

	Total Investments – 100.3% (Identified Cost $93,608,937)	75,239,065
	Other assets less liabilities – (0.3)%	(251,204)

	Net Assets – 100.0%	$74,987,861

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$72,422,397	$—	$—	$72,422,397
Short-Term Investments	—	2,816,668	—	2,816,668

Total	$72,422,397	$2,816,668	$—	$75,239,065

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2020 (Unaudited)

Semiconductors & Semiconductor Equipment	13.9%
Banks	7.5
Machinery	7.5
Insurance	7.2
Gas Utilities	5.2
IT Services	5.0
Electronic Equipment, Instruments & Components	4.7
Life Sciences Tools & Services	3.8
Capital Markets	3.6
Road & Rail	3.6
Health Care Equipment & Supplies	3.5
Chemicals	3.3
Media	3.1
Commercial Services & Supplies	2.8
Trading Companies & Distributors	2.7
REITs - Health Care	2.2
Other Investments, less than 2% each	17.0
Short-Term Investments	3.7

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%